EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
6. EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the period and net income attributable to Frontline Ltd. The exercise of stock options using the treasury stock method was anti-dilutive for all periods presented as the exercise price was higher than the share price at September 30, 2012 and September 30, 2011. The convertible bonds using the if-converted method were anti dilutive for all periods presented and, therefore, 5,769,231 shares were excluded from the denominator in each calculation.

The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net loss attributable to Frontline Ltd.	(49,017)	(166,156)	(66,188)	(185,935)

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares (000s)	77,859	77,859	77,859	77,859